Consolidated balance sheet - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	€ 21,109	€ 21,609
Intangible assets	18,357	18,880
Property, plant and equipment	10,707	10,770
Pension asset for funded schemes in surplus	3,781	4,260
Deferred tax assets	1,113	1,049
Financial assets	1,386	1,154
Other non-current assets	911	942
Non-current assets	57,364	58,664
Current assets
Inventories	5,119	5,931
Trade and other current receivables	5,775	7,056
Current tax assets	427	381
Cash and cash equivalents	4,159	4,326
Other financial assets	1,731	1,435
Assets held for sale	691	28
Current assets	17,902	19,157
Total assets	75,266	77,821
Current liabilities
Financial liabilities	5,087	5,775
Trade payables and other current liabilities	16,857	18,023
Current tax liabilities	851	877
Provisions	537	748
Liabilities held for sale	175	4
Current liabilities	23,507	25,427
Non-current liabilities
Financial liabilities	24,535	23,713
Non-current tax liabilities	384	94
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	351	613
Unfunded schemes	1,029	1,078
Provisions	563	550
Deferred tax liabilities	3,995	4,375
Other non-current liabilities	138	270
Non-current liabilities	30,995	30,693
Total liabilities	54,502	56,120
Equity
Shareholders’ equity	18,102	19,021
Non-controlling interests	2,662	2,680
Total equity	20,764	21,701
Total liabilities and equity	€ 75,266	€ 77,821